Trade and Other Receivables - Ageing of Trade Debtors and Other Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of provision matrix [line items]
Trade debtors $m	$ 784.7	$ 299.0
Loan losses ECL	23,817.4	17,079.4
Amounts due from exchanges, clearing houses and other counterparties	3,215.5	2,344.2
Amounts receivable from clients	2,838.6	1,728.0
Default funds and deposits	474.1	259.4
Loans receivable	89.8	8.1
Other debtors	104.5	119.0
Other current financial assets	6,722.5	4,458.7
Trade receivables | Lifetime expected credit losses
Disclosure of provision matrix [line items]
Loan losses ECL	1.1	1.1
Other Current Receivables | Lifetime expected credit losses
Disclosure of provision matrix [line items]
Loan losses ECL	$ 13.8	$ 19.6
Current
Disclosure of provision matrix [line items]
Expected credit loss rate	0.14%	0.33%
Trade debtors $m	$ 716.8	$ 135.2
Amounts due from exchanges, clearing houses and other counterparties	3,200.9	2,329.5
Amounts receivable from clients	2,825.7	1,716.7
Default funds and deposits	474.1	259.4
Loans receivable	89.7	1.2
Other debtors	103.7	85.6
Current | Trade receivables | Lifetime expected credit losses
Disclosure of provision matrix [line items]
Loan losses ECL	$ 1.0	$ 0.9
Less than 30 days
Disclosure of provision matrix [line items]
Expected credit loss rate	0.14%	0.33%
Trade debtors $m	$ 24.3	$ 120.8
Amounts due from exchanges, clearing houses and other counterparties	12.0	0.1
Amounts receivable from clients	4.2	6.1
Default funds and deposits	0.0	0.0
Loans receivable	0.0	2.7
Other debtors	0.1	0.2
Less than 30 days | Trade receivables | Lifetime expected credit losses
Disclosure of provision matrix [line items]
Loan losses ECL	$ 0.1	$ 0.2
31 to 60 days
Disclosure of provision matrix [line items]
Expected credit loss rate	0.14%	0.33%
Trade debtors $m	$ 11.4	$ 22.7
Amounts due from exchanges, clearing houses and other counterparties	0.1	0.2
Amounts receivable from clients	2.9	2.5
Default funds and deposits	0.0	0.0
Loans receivable	0.0	0.1
Other debtors	0.0	2.1
31 to 60 days | Trade receivables | Lifetime expected credit losses
Disclosure of provision matrix [line items]
Loan losses ECL	$ 0.0	$ 0.0
61 to 90 days
Disclosure of provision matrix [line items]
Expected credit loss rate	0.14%	0.33%
Trade debtors $m	$ 7.5	$ 5.2
Amounts due from exchanges, clearing houses and other counterparties	0.1	0.1
Amounts receivable from clients	1.5	1.3
Default funds and deposits	0.0	0.0
Loans receivable	0.0	0.9
Other debtors	0.1	0.4
61 to 90 days | Trade receivables | Lifetime expected credit losses
Disclosure of provision matrix [line items]
Loan losses ECL	$ 0.0	$ 0.0
91 to 120 days
Disclosure of provision matrix [line items]
Expected credit loss rate	0.14%	0.33%
Trade debtors $m	$ 4.1	$ 3.1
Amounts due from exchanges, clearing houses and other counterparties	1.5	0.0
Amounts receivable from clients	2.1	0.0
Default funds and deposits	0.0	0.0
Loans receivable	0.0	1.6
Other debtors	0.0	0.0
91 to 120 days | Trade receivables | Lifetime expected credit losses
Disclosure of provision matrix [line items]
Loan losses ECL	$ 0.0	$ 0.0
More than 120 days
Disclosure of provision matrix [line items]
Expected credit loss rate	0.14%	0.33%
Trade debtors $m	$ 20.6	$ 12.0
Amounts due from exchanges, clearing houses and other counterparties	0.9	14.3
Amounts receivable from clients	2.2	1.4
Default funds and deposits	0.0	0.0
Loans receivable	0.1	1.6
Other debtors	0.6	30.7
More than 120 days | Trade receivables | Lifetime expected credit losses
Disclosure of provision matrix [line items]
Loan losses ECL	$ 0.0	$ 0.0